Derivative and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Gross Notional Amount and Fair Value of Derivative Instruments
The following table presents gross notional amount and fair value of derivative instruments by the underlying risk exposure.

As at December 31,		2020			2019
		Notional amount	Fair value		Notional amount	Fair value
Type of hedge	Instrument type		Assets	Liabilities		Assets	Liabilities
Qualifying hedge accounting relationships
Fair value hedges	Interest rate swaps	$82	$1	$–	$350	$–	$5
	Foreign currency swaps	57	–	4	86	3	1
Cash flow hedges	Foreign currency swaps	1,756	24	468	1,790	39	407
	Equity contracts	127	6	–	132	16	–
Net investment hedges	Forward contracts	628	1	10	2,822	7	22
Total derivatives in qualifying hedge accounting relationships		2,650	32	482	5,180	65	435
Derivatives not designated in qualifying hedge accounting relationships
	Interest rate swaps	287,182	21,332	12,190	283,172	15,159	8,140
	Interest rate futures	16,750	–	–	13,069	–	–
	Interest rate options	11,622	663	–	12,248	423	–
	Foreign currency swaps	31,491	838	1,659	26,329	606	1,399
	Currency rate futures	3,467	–	–	3,387	–	–
	Forward contracts	38,853	3,833	565	33,432	2,337	273
	Equity contracts	15,738	1,092	66	14,582	853	37
	Credit default swaps	241	3	–	502	6	–
	Equity futures	10,984	–	–	10,576	–	–
Total derivatives not designated in qualifying hedge accounting relationships		416,328	27,761	14,480	397,297	19,384	9,849
Total derivatives		$418,978	$27,793	$14,962	$402,477	$19,449	$10,284

Summary of Gross Notional Amount by Remaining Term to Maturity, Total Fair Values (Including Accrued Interest), Credit Risk Equivalent and Risk Weighted Amount by Contract Type
The following table presents fair values of derivative instruments by the remaining term to maturity. The fair values disclosed below do not incorporate the impact of master netting agreements. Refer to note 8.

	Remaining term to maturity
As at December 31, 2020	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$1,656	$3,524	$1,228	$21,385	$27,793
Derivative liabilities	386	250	555	13,771	14,962

	Remaining term to maturity
As at December 31, 2019	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$1,248	$1,659	$1,309	$15,233	$19,449
Derivative liabilities	332	145	218	9,589	10,284

The following table presents gross notional amount by the remaining term to maturity, total fair value (including accrued interest), credit risk equivalent and risk-weighted amount by contract type.

	Remaining term to maturity (notional amounts)				Fair value				Risk- weighted amount (2)
As at December 31, 2020	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit risk equivalent (1)
Interest rate contracts
OTC swap contracts	$7,567	$20,852	$110,166	$138,585	$21,803	$(12,816)	$8,987	$8,773	$1,181
Cleared swap contracts	2,314	18,784	127,581	148,679	432	(424)	8	–	–
Forward contracts	11,092	18,355	1,259	30,706	3,739	(462)	3,277	603	80
Futures	16,750	–	–	16,750	–	–	–	–	–
Options purchased	1,572	3,922	6,128	11,622	664	–	664	665	93
Subtotal	39,295	61,913	245,134	346,342	26,638	(13,702)	12,936	10,041	1,354
Foreign exchange
Swap contracts	1,670	8,490	23,144	33,304	855	(2,195)	(1,340)	2,979	327
Forward contracts	8,741	34	–	8,775	95	(113)	(18)	160	18
Futures	3,467	–	–	3,467	–	–	–	–	–
Credit derivatives	192	49	–	241	3	–	3	–	–
Equity contracts
Swap contracts	1,227	289	–	1,516	43	(51)	(8)	384	46
Futures	10,984	–	–	10,984	–	–	–	–	–
Options purchased	8,168	6,181	–	14,349	1,051	(15)	1,036	5,116	664
Subtotal including accrued interest	73,744	76,956	268,278	418,978	28,685	(16,076)	12,609	18,680	2,409
Less accrued interest	–	–	–	–	892	(1,114)	(222)	–	–
Total	$73,744	$76,956	$268,278	$418,978	$27,793	$(14,962)	$12,831	$18,680	$2,409

	Remaining term to maturity (notional amounts)				Fair value				Risk- weighted amount (2)
As at December 31, 2019	Under 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit risk equivalent (1)
Interest rate contracts
OTC swap contracts	$5,105	$22,288	$112,863	$140,256	$15,627	$(8,910)	$6,717	$6,891	$957
Cleared swap contracts	3,932	11,499	127,835	143,266	238	(240)	(2)	–	–
Forward contracts	11,709	15,089	1,283	28,081	2,312	(253)	2,059	398	53
Futures	13,069	–	–	13,069	–	–	–	–	–
Options purchased	1,266	4,454	6,528	12,248	423	–	423	560	77
Subtotal	35,081	53,330	248,509	336,920	18,600	(9,403)	9,197	7,849	1,087
Foreign exchange
Swap contracts	998	7,519	19,688	28,205	642	(1,864)	(1,222)	2,515	279
Forward contracts	8,173	–	–	8,173	32	(42)	(10)	138	16
Futures	3,387	–	–	3,387	–	–	–	–	–
Credit derivatives	275	227	–	502	6	–	6	–	–
Equity contracts
Swap contracts	1,233	164	–	1,397	43	(16)	27	236	29
Futures	10,576	–	–	10,576	–	–	–	–	–
Options purchased	6,604	6,633	80	13,317	821	(20)	801	3,418	448
Subtotal including accrued interest	66,327	67,873	268,277	402,477	20,144	(11,345)	8,799	14,156	1,859
Less accrued interest	–	–	–	–	695	(1,061)	(366)	–	–
Total	$66,327	$67,873	$268,277	$402,477	$19,449	$(10,284)	$9,165	$14,156	$1,859

(1)
Credit risk equivalent is the sum of replacement cost and the potential future credit exposure. Replacement cost represents the current cost of replacing all contracts with a positive fair value. The amounts take into consideration legal contracts that permit offsetting of positions. The potential future credit exposure is calculated based on a formula prescribed by OSFI.

(2)	Risk-weighted amount represents the credit risk equivalent, weighted according to the creditworthiness of the counterparty, as prescribed by OSFI.

Summary of Fair Value and the Fair Value Hierarchy of Derivative Instruments
Fair value and the fair value hierarchy of derivative instruments

As at December 31, 2020	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$25,735	$–	$21,902	$3,833
Foreign exchange contracts	957	–	957	–
Equity contracts	1,098	–	1,051	47
Credit default swaps	3	–	3	–
Total derivative assets	$27,793	$–	$23,913	$3,880
Derivative liabilities
Interest rate contracts	$12,652	$–	$12,271	$381
Foreign exchange contracts	2,244	–	2,239	5
Equity contracts	66	–	15	51
Total derivative liabilities	$14,962	$–	$14,525	$437

As at December 31, 2019	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$17,894	$–	$15,801	$2,093
Foreign exchange contracts	680	–	680	–
Equity contracts	869	–	821	48
Credit default swaps	6	–	6	–
Total derivative assets	$19,449	$–	$17,308	$2,141
Derivative liabilities
Interest rate contracts	$8,397	$–	$7,730	$667
Foreign exchange contracts	1,850	–	1,849	1
Equity contracts	37	–	20	17
Total derivative liabilities	$10,284	$–	$9,599	$685

Summary of Recognized Gains Losses on Derivatives and Hedged Items in Fair Value Hedges in Investment Income
The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges in investment income. These investment gains (losses) are shown in the following table.

For the year ended December 31, 2020	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income
Interest rate swaps	Fixed rate liabilities	$4	$(2)	$2
Foreign currency swaps	Fixed rate assets	(2)	3	1
Total		$2	$1	$3

For the year ended December 31, 2019	Hedged items in qualifying fair value hedging relationships	Gains (losses) recognized on derivatives	Gains (losses) recognized for hedged items	Ineffectiveness recognized in investment income
Interest rate swaps	Fixed rate liabilities	$8	$(6)	$2
Foreign currency swaps	Fixed rate assets	(1)	2	1
Total		$7	$(4)	$3

Summary of Effects of Derivatives in Cash Flow Hedging Relationships
The effects of derivatives in cash flow hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Comprehensive Income are shown in the following table.

For the year ended December 31, 2020	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Foreign currency swaps	Fixed rate assets	$1	$–	$–
	Floating rate liabilities	(64)	14	–
	Fixed rate liabilities	(14)	(2)	–
Equity contracts	Stock-based compensation	(2)	16	–
Total		$(79)	$28	$–

For the year ended December 31, 2019	Hedged items in qualifying cash flow hedging relationships	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Foreign currency swaps	Fixed rate assets	$(2)	$1	$–
	Floating rate liabilities	(40)	37	–
	Fixed rate liabilities	(41)	(35)	–
Forward contracts	Forecasted expenses	–	(9)	–
Equity contracts	Stock-based compensation	35	(9)	–
Total		$(48)	$(15)	$–

Summary of Effects of Net Investment Hedging Relationships
The effects of net investment hedging relationships on the Consolidated Statements of Income and the Consolidated Statements of Other Comprehensive Income are shown in the following table.

For the year ended December 31, 2020	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$161	$–	$–
Forward contracts	(53)	–	–
Total	$108	$–	$–
For the year ended December 31, 2019	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into investment income	Ineffectiveness recognized in investment income
Non-functional currency denominated debt	$279	$–	$–
Forward contracts	80	–	–
Total	$359	$–	$–

Summary of Investment Income on Derivatives Not Designated in Qualifying Hedge Accounting Relationships
Investment income on derivatives not designated in qualifying hedge accounting relationships

For the years ended December 31,	2020	2019
Interest rate swaps	$2,423	$1,483
Interest rate futures	894	571
Interest rate options	291	96
Foreign currency swaps	(55)	(242)
Currency rate futures	(47)	88
Forward contracts	3,785	2,815
Equity futures	(1,111)	(2,436)
Equity contracts	322	277
Credit default swaps	(4)	(3)
Total	$6,498	$2,649